Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000117913 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000117913 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000117913 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000117913 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000117913 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000117913 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000117913 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000117913 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000117913 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000117913 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.00%
C000117913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000117913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117913 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117914 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000117914 [Member] | Rayonier Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | PennyMac Mortgage Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117914 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117914 [Member] | Icahn Enterprises L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117914 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117914 [Member] | Black Stone Minerals L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Kimbell Royalty Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117914 [Member] | Alliance Resource Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117914 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000117914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.00%
C000117914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000117914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000117914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000117914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000117914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117914 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000130399 [Member] | APA Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130399 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | Bouygues S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130399 [Member] | Henderson Land Development Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Sino Land Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130399 [Member] | Far East Horizon Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | Enel S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | Legal And General Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130399 [Member] | CSPC Pharmaceutical Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130399 [Member] | EDP S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000130399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000130399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000130399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000130399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000130399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000130399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000130399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000130399 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000130399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000134868 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000134868 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000134868 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000134868 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000134868 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Hartford Insurance Group The Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000134868 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000134868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000134868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000134868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000134868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000134868 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000134868 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000134868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000134868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000134868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000134868 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000137472 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000137472 [Member] | Huntington Ingalls Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000137472 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000137472 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000137472 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000137472 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137472 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137472 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137472 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000137472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.50%
C000137472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000137472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000137472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000137472 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000137473 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000137473 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000137473 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000137473 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000137473 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000137473 [Member] | Regency Centers Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000137473 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000137473 [Member] | Williams The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000137473 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000137473 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000137473 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000137473 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000137473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000137473 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000137473 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000137473 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000137473 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000137473 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000137473 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000137473 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000138164 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000138164 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000138164 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000138164 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000138164 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000144324 [Member] | First Trust India NIFTY 50 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000144324 [Member] | First Trust Eurozone AlphaDEX ETF [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000144324 [Member] | First Trust China AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000144324 [Member] | First Trust Switzerland AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000144324 [Member] | First Trust United Kingdom AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000144324 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162607 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000162607 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000162607 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000162607 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000162607 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000162607 [Member] | Dreyfus Government Cash Management Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162607 [Member] | First Trust Enhanced Short Maturity ETF [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000195212 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195212 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195212 [Member] | Genpact Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195212 [Member] | Coca Cola Consolidated Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195212 [Member] | Tecnoglass Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000195212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%
C000195212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000195212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000195212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000195212 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000195212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198271 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Engie S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000198271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000198271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
C000198271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000198271 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198271 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198496 [Member] | Daiwa Capital Markets America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198496 [Member] | RBC Dominion Securities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198496 [Member] | Ocado Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198496 [Member] | Nice Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198496 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198496 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | QinetiQ Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000198496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000198496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000198496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000198496 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000203940 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203940 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000203940 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203940 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203940 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203940 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203940 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000203940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000203940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000203940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
C000203940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000203940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000203940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000203940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000203940 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000203941 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000203941 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203941 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000203941 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000203941 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000203941 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203941 [Member] | Allstate The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000203941 [Member] | Travelers The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000203941 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203941 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000203941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000203941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000203941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%
C000203941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000203941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000203941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203941 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000203941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000223561 [Member] | Computershare Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000223561 [Member] | Swiss Re AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223561 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000223561 [Member] | QBE Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000223561 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Sage Group The PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Muenchener Rueckversicherungs Gesellschaft AG in Muenchen [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Great West Lifeco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000223561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000223561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000223561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000223561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000223561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000223561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000223561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000223561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000223561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000223561 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000250760 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250760 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000250760 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250760 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250760 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000250760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000250760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000250760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000250760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000250760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000250760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%